UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/16

FORM N-CSR

Item 1.       Reports to Stockholders.

General New Jersey Municipal Money Market Fund, Inc.

SEMIANNUAL REPORT May 31, 2016

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

FOR MORE INFORMATION

Back Cover

General New Jersey Municipal Money Market Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General New Jersey Municipal Money Market Fund, Inc., covering the six-month period from December 1, 2015 through May 31, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

A choppy U.S. economic recovery generally has remained intact. New job creation, declining unemployment claims, improved consumer confidence, and higher housing prices have supported an economic expansion that so far has lasted seven years. In response, the Federal Reserve Board raised short-term interest rates in December 2015 for the first time in nearly a decade. Broad measures of U.S. stock and bond market performance exhibited heightened volatility on their way to posting relatively mild gains or losses for the reporting period overall.

On the other hand, the global economy has continued to struggle with persistently slow growth despite historically aggressive monetary policies as weak demand, volatile commodity prices, and the lingering effects of various financial crises took their toll. These developments proved especially challenging for financial markets in early 2016, but stocks and riskier sectors of the bond market later rallied to recoup some of their previous losses, and high-quality sovereign bonds mostly benefited from falling interest rates.

While we are encouraged by the recent resilience of the financial markets, we expect volatility to persist until global economic uncertainty abates. In addition, wide differences in underlying fundamental and technical influences across various asset classes, economic sectors, and regional markets suggest that selectivity may be an important determinant of investment success over the months ahead. We encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona

President

The Dreyfus Corporation

June 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2015 through May 31, 2016, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2016, General New Jersey Municipal Money Market Fund’s Class A shares at NAV produced an annualized yield of 0.01%. Taking into consideration the effects of compounding, the fund’s Class A shares produced annualized effective yield of 0.01% for the same period.1

Supply-and-demand dynamics kept yields of tax-exempt money market instruments at low levels over most of the reporting period.

The Fund’s Investment Approach

The fund’s objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The fund also seeks to maintain a stable $1.00 share price. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high-quality municipal obligations that provide income exempt from federal and New Jersey state personal income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

When pursuing the fund’s objective, we employ two primary strategies. First, we attempt to add value by constructing a portfolio of high-quality, tax-exempt money market municipal obligations that provide income exempt from federal and New Jersey state income taxes. Second, we actively manage the fund’s average maturity in anticipation of interest-rate trends and supply-and-demand changes in New Jersey’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may reduce the weighted average maturity of the fund, which should better position the fund to purchase new securities with higher yields, if higher yields materialize. Yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities generally are issued with maturities in the one-year range and tend to lengthen the fund’s weighted average maturity if purchased. If we anticipate limited new-issue supply, we may extend the fund’s average maturity to maintain then-current yields for as long as we think practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Global Economic Concerns Sparked a Flight to Quality

Despite a sustained U.S. economic recovery, persistent global economic challenges and sharp declines in commodity prices triggered a worldwide flight to quality. Strong investor demand caused high-quality U.S. bond yields to fall even when the Federal Reserve Board (the “Fed”) raised short-term interest rates in December. In January, investors again reacted negatively to weak global economic data, and demand for traditional safe havens in the United States intensified further.

Issuance volumes also put downward pressure on municipal money market yields. Rising tax receipts for most states and municipalities reduced the need for financing, and robust

DISCUSSION OF FUND PERFORMANCE (continued)

investor demand was met with a limited supply of new instruments. Expectations of higher interest rates also convinced investors to focus on highly liquid instruments with short maturities. Consequently, yields of variable rate demand notes (“VRDNs”) remained steady near historical lows until the end of March, when seasonal factors sent yields sharply higher. Yields of one-year notes also climbed moderately.

The U.S. economic recovery has continued to support better credit conditions for most municipal issuers. However, New Jersey has struggled with a subpar economic recovery, a heavy debt load, and pension shortfalls.

Maintaining a Prudent Investment Posture

Like most tax-exempt money market funds, we maintained a focus on highly liquid, short-term instruments in this uncertain environment. We set the fund’s weighted average maturity in a range that is consistent with industry averages, which have remained low compared to historical norms. Indeed, the fund’s short weighted average maturity enabled it to capture higher VRDN yields more quickly when they spiked during the spring.

We also have continued to employ a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have maintained broad diversification across municipal issuers and instruments backed by third parties. In our judgment, state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various health care and education issuers should remain stable credits.

Gradual Rate Hikes Expected

The Fed has refrained from implementing a second rate hike so far in 2016, indicating that it “continues to closely monitor inflation indicators and global economic and financial developments.” The Fed added that it expects that “economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate.”

Therefore, while many analysts expect additional rate hikes later this year, those increases are likely to be modest and gradual, and an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

June 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New Jersey Municipal Money Market Fund, Inc. from December 1, 2015 to May 31, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2016

Expenses paid per $1,000†	$1.25
Ending value (after expenses)	$1,000.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2016

Expenses paid per $1,000†	$1.26
Ending value (after expenses)	$1,023.75

† Expenses are equal to the fund’s annualized expense ratio of .25%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

May 31, 2016 (Unaudited)

Short-Term Investments - 99.7%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Louisiana - 1.2%
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.36	6/1/16	2,300,000	[a]	2,300,000
Mississippi - 2.1%
Jackson County, Port Facility Revenue, Refunding (Chevron U.S.A. Inc. Project)	0.34	6/1/16	3,800,000	[a]	3,800,000
New Jersey - 91.5%
Allendale Borough, GO Notes, Refunding (General Improvement Bonds)	1.00	7/1/16	280,000		280,091
Barnegat Township Board of Education, GO Notes, Refunding (School District Bonds)	3.00	7/15/16	175,000		175,448
Belmar Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	8/1/16	260,000		261,040
Bernards Township Board of Education, GO Notes, Refunding (School Bonds)	3.00	7/15/16	195,000		195,535
Bernardsville Borough, GO Notes (General Bonds and Sewer Bonds)	2.25	8/15/16	504,000		505,908
Bloomfield Township, GO Notes, Water Utility BAN	1.50	8/5/16	3,250,000		3,255,626
Bridgewater-Raritan Regional School District, GO Notes, Refunding (School Bonds)	4.00	7/15/16	305,000		306,249
Burlington County, GO Notes (General Improvement Bonds)	3.50	9/1/16	800,000		806,225
Caldwell Borough, GO Notes, Refunding (General Improvement Bonds and Sewer Utility Bonds)	2.00	7/1/16	445,000		445,509
Camden County Improvement Authority, GO Notes, Refunding (County-Guaranteed Open Space Trust Fund)	3.00	6/1/16	595,000		595,000
Camden County Improvement Authority, Special Revenue (Congregation Beth El Project) (LOC; TD Bank)	0.44	6/7/16	1,200,000	[a]	1,200,000
Camden County Municipal Utilities Authority, County Agreement Sewer Revenue, Refunding	5.00	7/15/16	105,000		105,545
Clifton, GO Notes, Refunding	4.00	7/15/16	100,000		100,423
Collingswood Borough, GO Notes, Refunding (General Improvement Bonds and Water/Sewer Utility Bonds)	2.00	6/1/16	140,000		140,000
Collingswood Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	6/1/16	300,000		300,000

Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 91.5% (continued)
Delaware River Port Authority, Revenue, Refunding (LOC; TD Bank)	0.37	6/7/16	700,000	[a]	700,000
East Windsor Regional School District Board of Education, GO Notes, Refunding (School Bonds)	3.00	7/15/16	200,000		200,562
Eastampton Township, GO Notes, Refunding	2.50	7/1/16	415,000		415,628
Florence Township, GO Notes, Refunding (The Board of Commissioners of Fire District Number 1)	2.00	7/15/16	175,000		175,251
Freehold Township Board of Education, GO Notes, Refunding (School Bonds)	4.00	7/15/16	100,000		100,408
Hamilton Township, GO Notes	2.00	6/1/16	250,000		250,000
Hamilton Township, GO Notes (General Improvement Bonds)	2.00	6/1/16	800,000		800,000
Harrington Park Borough, GO Notes	1.50	8/15/16	290,000		290,592
Hillsdale Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	7/15/16	355,000		356,020
Hudson County Improvement Authority, Essential Purpose Pooled Governmental Revenue (LOC; TD Bank)	0.40	6/7/16	2,200,000	[a]	2,200,000
Jackson Township Board of Education, GO Notes, Refunding (School Bonds)	5.25	6/15/16	300,000		300,532
Jefferson Township Board of Education, GO Notes, Refunding (School Bonds)	5.00	9/15/16	100,000		101,267
Leonia Board of Education, GO Notes, Refunding (School Bonds)	4.00	8/15/16	125,000		125,858
Livingston Township, GO Notes, Refunding	3.00	7/15/16	250,000		250,733
Long Beach Township, GO Notes, Refunding, BAN	1.50	9/1/16	1,000,000		1,001,971
Middletown Township Board of Education, GO Notes (School Bonds)	2.00	8/1/16	200,000		200,465
Millstone Township Board of Education, GO Notes, Refunding (School District Bonds)	2.00	7/15/16	140,000		140,227
New Jersey Economic Development Authority, EDR (Community Options, Inc. Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	3,495,000	[a]	3,495,000
New Jersey Economic Development Authority, EDR (Diocese of Metuchen Project) (LOC; Bank of America)	0.49	6/7/16	19,150,000	[a]	19,150,000
New Jersey Economic Development Authority, EDR (Duke Farms Foundation Project) (LOC; Northern Trust Company)	0.30	6/1/16	1,200,000	[a]	1,200,000
New Jersey Economic Development Authority, EDR (Hathaway Associates, LLC Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	1,065,000	[a]	1,065,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 91.5% (continued)
New Jersey Economic Development Authority, EDR (Marco Holdings, LLC Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	655,000	[a]	655,000
New Jersey Economic Development Authority, EDR (Maroukian Realty, LLC Project) (LOC; TD Bank)	0.49	6/7/16	560,000	[a]	560,000
New Jersey Economic Development Authority, EDR (Paddock Realty, LLC Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	1,150,000	[a]	1,150,000
New Jersey Economic Development Authority, EDR (PB Tower, LLC and Metro Packaging and Imaging, Inc. Project) (LOC; TD Bank)	0.57	6/7/16	240,000	[a]	240,000
New Jersey Economic Development Authority, EDR (PB Tower, LLC and Metro Packaging and Imaging, Inc. Project) (LOC; TD Bank)	0.57	6/7/16	2,520,000	[a]	2,520,000
New Jersey Economic Development Authority, EDR (RCC Properties, LLC Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	200,000	[a]	200,000
New Jersey Economic Development Authority, EDR (The Trustees of the Lawrenceville School Project) (Liquidity Facility; JPMorgan Chase Bank)	0.31	6/1/16	1,500,000	[a]	1,500,000
New Jersey Economic Development Authority, EDR (Volunteers of America Delaware Valley Property, Inc. Project) (LOC; TD Bank)	0.44	6/7/16	885,000	[a]	885,000
New Jersey Economic Development Authority, EDR, Refunding (RDR Investment Company LLC Project) (LOC; JPMorgan Chase Bank)	0.55	6/7/16	825,000	[a]	825,000
New Jersey Economic Development Authority, IDR (Penwell Holdings LLC Project) (LOC; TD Bank)	0.47	6/7/16	240,000	[a]	240,000
New Jersey Economic Development Authority, PCR, Refunding (Exxon Project)	0.09	6/1/16	3,050,000	[a]	3,050,000
New Jersey Economic Development Authority, Revenue (CPC Behavioral Healthcare Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	1,080,000	[a]	1,080,000

Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 91.5% (continued)
New Jersey Economic Development Authority, Revenue (Developmental Disabilities Association of New Jersey Inc. Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	1,140,000	[a]	1,140,000
New Jersey Economic Development Authority, Revenue (ESARC, Inc. Project) (Liquidity Facility; TD Bank)	0.45	6/7/16	1,840,000	[a]	1,840,000
New Jersey Economic Development Authority, Revenue (Falcon Safety Products, Inc. Project) (LOC; PNC Bank NA)	0.53	6/7/16	855,000	[a]	855,000
New Jersey Economic Development Authority, Revenue (Melrich Road Development Company, LLC Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	1,410,000	[a]	1,410,000
New Jersey Economic Development Authority, Revenue (MZR Real Estate, L.P. Project) (LOC; Wells Fargo Bank)	0.57	6/7/16	2,845,000	[a]	2,845,000
New Jersey Economic Development Authority, Revenue (Oak Hill Academy Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	940,000	[a]	940,000
New Jersey Economic Development Authority, Revenue (Parke Place Associates, LLC Project) (LOC; TD Bank)	0.49	6/7/16	4,305,000	[a]	4,305,000
New Jersey Economic Development Authority, Revenue (Somerset Hills YMCA Project) (LOC; TD Bank)	0.44	6/7/16	1,900,000	[a]	1,900,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.40	6/7/16	995,000	[a]	995,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.40	6/7/16	2,250,000	[a]	2,250,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.40	6/7/16	4,800,000	[a]	4,800,000
New Jersey Economic Development Authority, Revenue (The Peddie School Project) (Liquidity Facility; U.S. Bank NA)	0.40	6/7/16	7,105,000	[a]	7,105,000
New Jersey Economic Development Authority, Revenue (Visiting Nurse Association Home Care, Inc. Project) (LOC; Wells Fargo Bank)	0.47	6/7/16	3,065,000	[a]	3,065,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 91.5% (continued)
New Jersey Economic Development Authority, Revenue (Young Men's Christian Association of Metuchen Project) (LOC; Wells Fargo Bank)	0.52	6/7/16	645,000	[a]	645,000
New Jersey Economic Development Authority, Thermal Energy Facilities Revenue (Marina Energy LLC Project) (LOC; JPMorgan Chase Bank)	0.44	6/7/16	10,000,000	[a]	10,000,000
New Jersey Economic Development Authority, Thermal Energy Facilities Revenue (Marina Energy LLC Project) (LOC; JPMorgan Chase Bank)	0.44	6/7/16	5,470,000	[a]	5,470,000
New Jersey Health Care Facilities Financing Authority, Revenue (Hospital Capital Asset Financing Program) (LOC; JPMorgan Chase Bank)	0.40	6/7/16	250,000	[a]	250,000
New Jersey Health Care Facilities Financing Authority, Revenue (Hospital Capital Asset Financing Program) (LOC; JPMorgan Chase Bank)	0.40	6/7/16	275,000	[a]	275,000
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Health System Obligated Group Issue) (LOC; JPMorgan Chase Bank)	0.39	6/7/16	300,000	[a]	300,000
New Jersey Health Care Facilities Financing Authority, Revenue (Meridian Nursing and Rehabilitation, Inc.) (LOC; JPMorgan Chase Bank)	0.44	6/7/16	280,000	[a]	280,000
New Jersey Health Care Facilities Financing Authority, Revenue (Rahway Hospital) (LOC; Wells Fargo Bank)	0.37	6/7/16	970,000	[a]	970,000
New Jersey Health Care Facilities Financing Authority, Revenue (The Matheny School and Hospital, Inc.) (LOC; Bank of America)	0.42	6/7/16	1,600,000	[a]	1,600,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue)	5.25	7/1/16	400,000		401,495
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (LOC; TD Bank)	0.37	6/7/16	1,900,000	[a]	1,900,000
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health Issue) (LOC; TD Bank)	0.40	6/7/16	500,000	[a]	500,000

Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 91.5% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue (Virtua Health, Inc.) (LOC; Wells Fargo Bank)	0.37	6/7/16	100,000	[a]	100,000
New Jersey Housing and Mortgage Finance Agency, MFHR (LOC; Citibank NA)	0.32	6/7/16	9,000,000	[a]	9,000,000
New Jersey Housing and Mortgage Finance Agency, Multi-Family Revenue (LOC; Bank of America)	0.45	6/7/16	1,300,000	[a]	1,300,000
New Jersey Housing and Mortgage Finance Agency, SFHR (Liquidity Facility; Bank of America)	0.42	6/7/16	2,900,000	[a]	2,900,000
New Jersey Housing and Mortgage Finance Agency, SFHR (Liquidity Facility; Royal Bank of Canada)	0.42	6/7/16	19,000,000	[a]	19,000,000
New Jersey Housing and Mortgage Finance Agency, Single Family Home Mortgage Revenue	2.00	10/1/16	100,000		100,463
Newton, GO Notes, BAN	1.50	8/26/16	1,139,000		1,141,367
North Plainfield Borough, GO Notes (General Improvement Bonds and Sewer Utility Bonds)	3.00	6/1/16	1,180,000		1,180,000
Northfield Board of Education, GO Notes (School Bonds)	2.13	8/1/16	100,000		100,265
Ocean County, GO Notes (Capital Improvement Bonds)	3.00	6/1/16	100,000		100,000
Ocean County, GO Notes (General Improvement Bonds)	4.00	8/1/16	170,000		170,936
Ocean County, GO Notes, Refunding	3.00	8/1/16	200,000		200,762
Ocean County, GO Notes, Refunding	4.00	8/1/16	100,000		100,598
Ocean County, GO Notes, Refunding	5.00	8/1/16	1,235,000		1,244,756
Old Tappan Borough, GO Notes (General Improvement Bonds)	1.00	8/15/16	185,000		185,208
Parsippany-Troy Hills Township, GO Notes (General Improvement Bonds, Golf and Recreational Utility Bonds, Sewer Utility Bonds and Water Utility Bonds)	3.75	7/1/16	100,000		100,252
Parsippany-Troy Hills Township, GO Notes (General Improvement Bonds, Sewer Utility Bonds and Water Utility Bonds)	4.00	7/15/16	130,000		130,523
Pennsauken Township, Special Emergency Notes	1.00	6/23/16	1,200,000		1,200,250
Pine Hill Borough, GO Notes	2.00	9/1/16	250,000		250,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New Jersey - 91.5% (continued)
Piscataway Township Board of Education, GO Notes, Refunding (School Bonds)	4.00	8/15/16	265,000		266,839
Point Pleasant Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	7/15/16	485,000		486,397
Port Authority of New York and New Jersey, (Consolidated Bonds, 185th Series) (Citigroup ROCS, Series RR II R-14086) (Liquidity Facility; Citibank NA)	0.44	6/7/16	2,050,000	[a,b,c]	2,050,000
Port Authority of New York and New Jersey, CP	0.45	7/6/16	6,215,000		6,215,000
Rahway, GO Notes	2.00	8/1/16	350,000		350,871
Ramapo Indian Hills Regional High School District Board of Education, GO Notes, Refunding (School Bonds)	2.50	6/1/16	1,075,000		1,075,000
River Vale Township, GO Notes (General Capital Bonds and Golf Course Utility Bonds)	2.00	8/1/16	230,000		230,572
Rochelle Park Township, GO Notes (General Improvement Bonds)	2.00	8/15/16	100,000		100,272
Secaucus Board of Education, GO Notes (School Bonds)	2.00	8/15/16	260,000		260,742
South Amboy, GO Notes (General Improvement Bonds)	4.38	8/1/16	100,000		100,584
South River Borough Board of Education, GO Notes, Refunding (School Bonds)	3.00	6/1/16	100,000		100,000
Summit, GO Notes, Refunding (Assessment Bonds, General Bonds and School Bonds)	5.25	6/1/16	130,000		130,000
Tender Option Bond Trust Receipts (Series 2015-XF2163), (Port Authority of New York and New Jersey, Consolidated Bonds, 194th Series) (Liquidity Facility; Citibank NA)	0.42	6/7/16	1,220,000	[a,b,c]	1,220,000
Toms River Township, GO Notes (General Improvement Bonds and Golf Utility Improvement Bonds)	3.00	6/15/16	100,000		100,096
Toms River Township, Special Emergency Notes	1.00	6/22/16	1,575,000		1,575,314
Union County Industrial Pollution Control Financing Authority, PCR, Refunding (Exxon Project)	0.09	6/1/16	2,475,000	[a]	2,475,000
Union County Industrial Pollution Control Financing Authority, PCR, Refunding (Exxon Project)	0.09	6/1/16	1,875,000	[a]	1,875,000
Vineland, GO Notes (Electric Utility Bonds)	2.00	7/15/16	245,000		245,367
Wall Township Board of Education, GO Notes, Refunding (School Bonds)	2.00	7/15/16	175,000		175,242

Short-Term Investments - 99.7% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
New Jersey - 91.5% (continued)
West Orange Board of Education, COP, Refunding (Lease Purchase Agreement between West Orange Township Board of Education as Lessee and AGH Leasing, Inc. as Lessor)	2.00	10/1/16	1,305,000	1,310,326
				168,987,485
New York - 3.3%
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.34	6/1/16	1,100,000	[a] 1,100,000
New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue, (Liquidity Facility; State Street Bank and Trust Co.)	0.35	6/1/16	5,000,000	[a] 5,000,000
				6,100,000
Wyoming - 1.6%
Uinta County, PCR, Refunding (Chevron U.S.A. Inc. Project)	0.34	6/1/16	2,900,000	[a] 2,900,000
Total Investments (cost $184,087,485)			99.7%	184,087,485
Cash and Receivables (Net)			0.3%	561,210
Net Assets			100.0%	184,648,695

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2016, these securities amounted to $3,270,000 or 1.77% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Education	25.1
Housing	17.9
Industrial	14.0
Health Care	8.1
City	6.2
Transportation Services	5.6
Utility-Electric	5.4
Utility-Water and Sewer	5.1
Pollution Control	3.9
County	1.9
State/Territory	1.7
Other	4.8
99.7

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2016 (Unaudited)

	Cost	Value
	Assets ($):
Investments in securities—See Statement of Investments	184,087,485	184,087,485
	Cash	479,493
	Interest receivable	366,230
	Due from The Dreyfus Corporation and affiliates—Note 2(b)	135,141
	Prepaid expenses	11,825
		185,080,174
	Liabilities ($):
	Payable for investment securities purchased	278,298
	Payable for shares of Common Stock redeemed	93,037
	Accrued expenses	60,144
		431,479
	Net Assets ($)	184,648,695
	Composition of Net Assets ($):
	Paid-in capital	184,384,462
	Accumulated net realized gain (loss) on investments	264,233
	Net Assets ($)	184,648,695
	Shares Outstanding
	(2 billion shares of $.001 par value Common Stock authorized)	184,481,129
	Net Asset Value Per Share ($)	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2016 (Unaudited)

Investment Income ($):
Interest Income	271,100
Expenses:
Management fee—Note 2(a)	516,159
Shareholder servicing costs—Note 2(b)	74,051
Professional fees	48,914
Prospectus and shareholders’ reports	12,203
Directors’ fees and expenses—Note 2(c)	11,308
Custodian fees—Note 2(b)	10,900
Registration fees	8,846
Miscellaneous	21,433
Total Expenses	703,814
Less—reduction in expenses due to undertaking—Note 2(a)	(441,459)
Less—reduction in fees due to earnings credits—Note 2(b)	(427)
Net Expenses	261,928
Investment Income—Net	9,172
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	51,476
Net Increase in Net Assets Resulting from Operations	60,648

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2016 (Unaudited)	Year Ended November 30, 2015
Operations ($):
Investment income—net	9,172	73
Net realized gain (loss) on investments	51,476	212,757
Net Increase (Decrease) in Net Assets Resulting from Operations	60,648	212,830
Dividends to Shareholders from ($):
Investment income—net	(9,172)	(73)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	157,280,812	325,812,716
Dividends reinvested	9,172	65
Cost of shares redeemed	(222,544,408)	(344,348,861)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(65,254,424)	(18,536,080)
Total Increase (Decrease) in Net Assets	(65,202,948)	(18,323,323)
Net Assets ($):
Beginning of Period	249,851,643	268,174,966
End of Period	184,648,695	249,851,643

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Six Months Ended May 31, 2016		Year Ended November 30,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.001	.000[a]	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.001)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.09[b]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.68[d]	.64	.64	.64	.65	.66
Ratio of net expenses to average net assets	.25[d]	.19	.22	.31	.35	.43
Ratio of net investment income to average net assets	.01[d]	.00[c]	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	184,649	249,852	268,175	242,490	259,234	277,305

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General New Jersey Municipal Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	184,087,485
Level 3 - Significant Unobservable Inputs	-
Total	184,087,485
† See Statement of Investments for additional detailed categorizations.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At May 31, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2016, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2015 was all tax-exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $441,459 during the period ended May 31, 2016.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2016, the fund was charged $53,106 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2016, the fund was charged $15,940 for transfer agency services and $940 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $427.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2016, the fund was charged $10,900 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2016, the fund was charged $655 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2016, the fund was charged $4,812 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $78,724, Shareholder Services Plan fees $22,000, custodian fees $9,114, Chief Compliance Officer fees $4,010 and transfer agency fees $5,719, which are offset against an expense reimbursement currently in effect in the amount of $254,708.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2016, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $76,045,000 and $93,715,000, respectively.

NOTE 4—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The degree to which a fund will be impacted by the amendments will depend upon the type of fund and the type of investors (retail or institutional). The amendments have staggered compliance dates, but funds must be in compliance with all amendments by October 14, 2016. At this time, management continues to evaluate the implications of the amendments and their impact to the fund’s operations, financial statements and accompanying notes.

For More Information

General New Jersey Municipal Money Market Fund, Inc.

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DNJXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 0758SA0516

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:        /s/ Bradley J. Skapyak

             Bradley J. Skapyak

             President

Date:    July 21, 2016

By:       /s/ James Windels_

            James Windels

            Treasurer

Date:    July 21, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)